OTHER PAYABLES AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 12, 2024	Jan. 18, 2024	Nov. 09, 2023
Loans fixed interest rate	4.62%
Third party [Member]
Borrow aggregate loan amount		$ 2,250,000.00	$ 2,250,000.00	$ 2,250,000
Loans fixed interest rate	8.00%